Principal joint operations - Summary of principle joint operations (Detail)	12 Months Ended
Dec. 31, 2020
Tomago Aluminium Joint Venture
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	51.60%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Tomago Aluminium Joint Venture
Gladstone Power Station
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Power generation
Group interest (%), Joint Operation	42.10%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Gladstone Power Station
Hope Downs Joint Venture
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Iron ore mining
Group interest (%), Joint Operation	50.00%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Hope Downs Joint Venture
Queensland Alumina Limited
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Alumina production
Group interest (%), Joint Operation	80.00%
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Queensland Alumina Limited
Pilbara Iron Arrangements
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Infrastructure, corporate and mining services
Country of incorporation, Joint Operation	Australia
Company of operation, Joint Operation	Pilbara Iron arrangement
New Zealand Aluminium Smelters Limited
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	79.40%
Country of incorporation, Joint Operation	New Zealand
Company of operation, Joint Operation	New Zealand Aluminium Smelters Limited
Aluminerie Alouette Inc.
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium production
Group interest (%), Joint Operation	40.00%
Country of incorporation, Joint Operation	Canada
Company of operation, Joint Operation	Aluminerie Alouette Inc.
Pechiney Reynolds Quebec Inc
Disclosure of joint operations [line items]
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	50.20%
Country of incorporation, Joint Operation	United States of America
Company of operation, Joint Operation	Pechiney Reynolds Quebec Inc